Note 19 - Contract Balances, Performance Obligations and Contract Costs 1 (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Capitalized Contract Cost, Net, Total	$ 9,800	$ 7,300
Capitalized Contract Cost, Amortization	2,500	1,800
Capitalized Contract Cost, Impairment Loss	$ 0	$ 0